Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of director under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE companies

VIE companies

1)	Contractual Agreements with VIE

The following is a summary of the VIE agreements between the Company’s PRC subsidiary, NingChen, and the VIEs including Fintech and Hengpu and their nominee shareholders:

Management and Consulting Service Agreement.

Under the Consulting Services Agreement, NingChen has the exclusive right to provide management and consulting and other services to VIEs for a consulting service fee from VIEs and agrees to authorize VIEs to use the trademarks, technologies and related intellectual property rights held by NingChen. The VIEs agree to pay NingChen or the designated agent of NingChen for the management and consulting services in the amount equivalent to all of the VIEs net profits after tax. The agreement shall be effective as of the date of agreement and shall remain effective until the date when NingChen terminates such agreements and Fintech or Hengpu cease to exist.

Equity Interest Pledge Agreements

Pursuant to the Equity Pledge Agreements, each shareholder of the VIEs agreed to pledge their equity interest in the VIEs to NingChen to secure nominal loans provided to the shareholders of the VIEs for a loan term of 100 years. Each shareholder of the VIEs agrees that the repayment of loan can only occur on the loan maturity date or NingChen agrees to collect the loan repayment. If the VIEs or their shareholders breach their contractual obligations under these agreements, NingChen, as pledgee, will have the right to dispose of the pledged equity interests and will have priority in receiving the proceeds from the auction or sale of the pledged equity interests. NingChen is entitled to any dividends declared or paid in connection with the pledged equity interests during the term of these agreements. The VIEs and their shareholders have further agreed that they will not transfer or encumber the pledged equity interests without the prior written consent from NingChen during the term of this agreement. The Equity Pledge Agreement remains effective and no provision of this agreement may be amended, modified, supplemented discharged or terminated unless all parties consent thereto in writing.

Voting Rights Proxy Agreement.

Under the Voting Rights Proxy Agreement, each shareholder of the VIEs irrevocably authorizes NingChen to exercise rights and powers as the shareholders of the VIEs, including but not limited to, convening and attending shareholders’ meetings, voting on all matters of the VIEs requiring shareholder approval and appointing directors and senior management members. The Voting Rights Proxy Agreements will remain in force unless otherwise terminated in writing by NingChen or with the written consent of all parties.

Exclusive Call Option Agreement.

Under the Exclusive Call Option Agreement, the VIEs and their shareholders have irrevocably granted NingChen an exclusive option to purchase, or authorize their designated persons to purchase all or part of each shareholder’s equity interests in the VIEs. The purchase price shall be equal to the minimum price required by the relevant PRC laws. Without prior written consent of NingChen, the VIEs shall not among other things, amend their articles of association, sell or otherwise dispose of their assets or beneficial interests, enter into transactions which may adversely affect their assets, liabilities, business operations, equity interests and other legal interests, or merge with any other entities or make any investments, or distribute dividends. NingChen has right to transfer the rights and obligations pursuant to the Exclusive Call Option Agreement to any third party, which does not require any prior consent of the VIEs and their shareholders. The Exclusive Call Option Agreement will remain effective until NingChen terminates this agreement with 30 days advance notice.

2)	Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

●	require the Company’s PRC subsidiaries and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of a public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its financial services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs – Fintech, Hengpu and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the NiSun BVI, its PRC subsidiaries and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there are substantial uncertainties as to the PRC legal system and the outcome of any such legal proceedings.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE and its subsidiary taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary:

As of December 31,
2019
Total current asset	$5,988,899
Total assets	$9,793,910
Total current liabilities	$1,295,055
Total liabilities	$1,295,055

For the year ended December 31,
2019
Financial service revenue	$2,525,524
Net income	$1,600,661

For the year ended December 31,
2019
Net cash provided by operating activities	$824,462
Net cash (used in) investing activities	$(3,132,684)
Net cash provided by financing activities	$3,044,235

As of December 31 2019, there were no consolidated assets of the VIEs that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There were no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company in the normal course of business. The Company neither provides nor intends to provide additional financial or other support not previously contractually required to the VIEs and subsidiaries of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests. As of December 31, 2019, the 20% non-controlling shareholder in Taiding has not contributed their capital and Taiding has not commenced operations. As of December 31, 2019, the Group’s non-controlling interest balance represented the non-controlling shareholder shareholders’ 8% equity interest in Fengtai, a subsidiary of Hengpu.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include: the allowance for doubtful accounts, the valuation of inventory, realizability of deferred tax assets, costs to complete contracts, estimated useful lives and fair values in connection with the impairment of property and equipment, intangible assets, goodwill and accruals for income tax uncertainties.

Business combinations

Business combinations

The Group accounts for business combinations using the purchase method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) topic 805, Business Combinations. The purchase method of accounting requires the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total acquisition cost, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings as a bargain purchase gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period. The fair value of the identifiable assets acquired and liabilities assumed at the acquisition date is based on a valuation performed by an independent valuation firm engaged by the Group:

Revenue recognition

Revenue recognition

The Group adopted FASB ASC Topic 606 Revenue from Contracts with Customers ("ASC 606") on January 1, 2018 using the modified retrospective approach. Revenues for the years ended December 31, 2019 and 2018 were presented under ASC 606, and revenues for the year ended December 31, 2017 were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. There was no adjustment to the opening balance of retained earnings at January 1, 2018 since there was no significant change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company's customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. All of the Company's contracts with customer do not contain cancelable and refund-type provisions.

Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group has included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

A.	Equipment and engineering

Revenues from the equipment and engineering segment are primarily derived from the following sources:

Sales of products: The Group is engaged in the manufacture of fluid equipment The Group recognizes revenue when the products are delivered and control is transferred. The transaction price is based on the fixed contractual price with the customer. Billings to the customer for the sale of products occur at the time the products are transferred to the customer. The Group's sales revenue consists of the invoiced value of goods, net of value-added tax ("VAT").

Installation contracts: The Group is engaged in the installation of intelligent valves used in the pharmaceutical, biological, food and beverage, and other clean industries. The Group recognizes revenue associated with these contracts over time as services are performed and the transfer of control occurs, based on a percentage-of-completion method using cost-to-cost input methods as a measure of progress. When the percentage-of-completion method is used, the Company estimates the costs to complete individual contracts and records as revenue that portion of the total contract price that is considered complete based on the relationship of costs incurred to date to total anticipated costs (the cost-to-cost approach).

Under the cost-to-cost approach, the use of estimated costs to complete each contract is a significant variable in the process of determining recognized revenue, requires judgment and can change throughout the duration of a contract due to contract modifications and other factors impacting job completion. The costs of earned revenue includes all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

The Group sometimes enters into installation service contracts in connection with product sales. The manufacture of fluid equipment control systems comprises two stages: (a) manufacture; and (b) installation. The Group always enters into separate product and installation contracts with the customer as the customer has the choice to use its own staff or external contractors to install the products based on product installation manuals provided by the Group when the products are delivered. The Group usually sells the product on a standalone basis and also is engaged by customers to install the systems they purchase from other suppliers. It is the Group's policy to sell its products at the set prices regardless of whether the customer separately enters into an installation contract with the Company. The Company always prices its installation services at market competitive rates regardless of whether the installation service relates to its own products or standalone installation services. Therefore, the Group determined there are two separate performance obligations, and recognizes product sales and installation revenue separately.

The Group generally provides a standard warranty for its product and installation service. The warranty period is typically 12-24 months upon delivery of product or the completion of the installation service in accordance with PRC national warranty standard. The Group determines that such warranty is not a separate performance obligation because the nature of warranty is to provide assurance that a product or service will function as expected and in accordance with the customer's specifications and the Group does not sell the warranty separately. From its past experience, the Group has not experienced any material warranty costs and, therefore, the Group does not believe an accrual for warranty cost is necessary for the years ended December 31, 2019, 2018 and 2017.

B.	Financial services

Underwriting related advisory fees: The Group earns one-time advisory fees from its services provided to underwriters, financial institutions or underlying corporate issuers for offerings on PRC provincial or national asset exchanges or other designated markets. The Group enters into one-time advisory fee agreements with underwriters, financial institutions and issuers, which specifies the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. The Group earns a one-time advisory fee from its clients upon offerings on the PRC provincial or national asset exchanges or other designated markets. Revenue is calculated as a fixed charge rate with the amount of the offering (prorated by the period length). The Group believes such arrangement represents a performance obligation and is satisfied at point of time, therefore, the underwriting related advisory fees are recognized as revenue upon the closing of the offerings. For the year ended December 31, 2019, the Group's financial services revenue from underwriting related advisory fees amounted to $2,522,143.

Recurring service fees: The Group also provides ongoing user management services to small and medium commercial banks and financial institutions in distributing and sourcing funds for their direct banking and other financial products in exchange for a recurring service fee. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Recurring service fees are calculated as a fixed percentage of the qualified investments made by users during the contractual investment period of the direct banking and other financial products. Payment of recurring service fees by commercial banks and financial institutions are normally on a regular basis (typically quarterly or annually). The Group believes such arrangement requires the Group to provide ongoing user management services, which represents a performance obligation that the Group satisfies over time. Therefore, the recurring service revenue is recognized over the contract term. For the year ended December 31, 2019, the Group's financial services revenue from recurring service fees amounted to $3,381.

Contract liabilities are presented as advances from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the completion of performance obligations. As of December 31, 2019 and 2018, the balance of advances from customers amounted to $1,311,004 and $3,131,338, respectively.

Practical expedience

Practical expedience

The Group has applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid investments in banking products placed with large reputable banks in China, which are readily convertible to known amounts of cash and unrestricted from withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted Cash

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure bank borrowings and security deposits related to our financial services. The Group is required to keep certain amounts on deposit that are subject to withdrawal restrictions. The restricted cash balance is associated with The Group’s short-term borrowings, thus, classified as a current asset. As of December 31, 2019 and 2018, the Group had restricted cash of $934,656 and $2,124,655, respectively, related to the bank acceptance notes payable in the equipment and engineering segment. As of December 31, 2019 and 2018, the Group had restricted cash of $25,016 and nil, respectively, related to our financial services segment.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Group adopted the new standard effective January 1, 2018, using the retrospective transition method.

Fair value of financial instruments

Fair value of financial instruments

The Group follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, contracts receivable, accounts receivable, bank acceptance notes receivable, retainage receivables, prepayments and advances to suppliers, other receivables, loans to third parties, accounts payable, advances from customers, tax payable, due to related party and accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group believes that the carrying amount of the short-term and long-term loans approximates fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Accounts and contract receivables

Accounts and contract receivables

Accounts and contract receivables from equipment sales, installation services and financial services are stated at net realizable value. An allowance for doubtful accounts is established based on the management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for accounts when management has determined that the likelihood of collection is doubtful. The Group writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

Retainage receivables

Retainage receivables

Retainage receivables represent the amount retained by the Group's customers to ensure the quality of the installation services and any possible follow-up maintenance related to the installation. If there is no dispute regarding the quality of the installation project during the year, such retainage receivable will be paid by the Group's customer based on contractual term, which is typically from one year to five years. Management regularly reviews the aging of retainage receivables and changes in payment trends and records an allowance when management believes collection of amounts due are at risk.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventories consist of raw materials, finished goods, work in process, low value consumables, and installation projects in process that have not been completed. Provision is made for slow-moving, obsolete or unusable inventory.

Advances to suppliers

Advances to suppliers

The Group advances funds to certain suppliers for purchases of raw materials, plant and equipment. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. For the years ended December 31, 2019, 2018 and 2017, the Group recorded a bad deb recovery of $1,192,142, and bad debt provisions of $7,609,244 and $386,563, respectively.

Long term investments

Long term investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The Group adopted the new financial instruments accounting standard on January 1, 2019. Prior to January 1, 2019, the Company did not have any long-term investments.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Group elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Investments held by the Group as of December 31, 2019 is comprised of equity investments in two privately-held entities, in which the Company has significant influence. The Group recorded these investments under the equity method.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Buildings	20 years
Machinery and equipment	3 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

The Group charges maintenance, repairs and minor renewals directly to expense as incurred; major additions and betterments to equipment are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Land use right	25 years
Software	3 - 5 years
Trademark	3-5 years
Customer relationships and user list	5 years
Technology	5-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2019, 2018 and 2017.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the identifiable assets and liabilities acquired at the date of acquisition. In January 2017, the FASB issued ASU 2017-04, "Intangibles—Goodwill and Other (Topic 350), simplifying the test for goodwill impairment". The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of this standard is not expected to have a material impact on the Group's consolidated financial statements. The Group tests goodwill at least annually for impairment at the reporting unit level. A reporting unit is the operating segment, or one level below that operating segment (the component level) if discrete financial information is prepared and regularly reviewed by segment management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. The Group recognizes an impairment charge if the carrying amount of a reporting unit exceeds its fair value and the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill. When a portion of a reporting unit is disposed, goodwill is allocated to the gain or loss on disposition based on the relative fair values of the business or businesses disposed and the portion of the reporting unit that will be retained. For the years ended December 31, 2019, 2018 and 2017, the Group did not recognize any goodwill impairment charges.

Leases

Leases

The Company adopted FASB ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on January 1, 2019 by using the modified retrospective method and did not restate the prior periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the practical expedient not to separate lease and non-lease components of contracts, except for bandwidth services included in internet data center (“IDC”) facilities lease contracts. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes “right of use” asset (“ROU”) and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environment where the leased asset is located. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

The Company recognized ROU assets of $1,915,577 and total lease liabilities (including current and non-current) $1,958,484 for operating leases as of December 31, 2019. The impact of adopting ASU 2016-02 on the Group’s opening retained earnings and current year’s net income was insignificant.

Income taxes

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC and Hong Kong for the years ended December 31, 2019, 2018 and 2017. The Group accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Group recorded a valuation allowance of $1,341,877 to reduce the amount of deferred tax assets as of December 31, 2019, and considered no valuation allowance is necessary as of December 31, 2018 and 2017.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties relating to income taxes have been incurred during the years ended December 31, 2019, 2018 and 2017. As of December 31, 2019, the tax years ended December 31, 2017 through December 31, 2019 for the Group’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income. The Group believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated by the laws (see Note 15).

Value added tax (“VAT”)

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and service, net of VAT. The VAT is based on gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Foreign currency translation

Foreign currency translation

Since the Group operates primarily in the PRC, The Group's functional currency is the Chinese Yuan ("RMB"). The Group's financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of The Group are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2019	December 31, 2018	December 31, 2017
Balance sheet items, except for equity accounts	US$1=RMB 6.9618	US$1=RMB 6.8755	US$1=RMB 6.5074
Items in the statements of income and cash flows	US$1=RMB 6.9081	US$1=RMB 6.6090	US$1=RMB 6.7578

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Group not using the U.S. dollar as its functional currencies.

Segment information

Segment information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group believes it operates in two reportable segments consisting of (i) equipment and engineering and (ii) financial services.

Credit risk and concentration

Credit risk and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, contracts receivable, accounts receivable and retainage receivables. As of December 31, 2019 and 2018, $4,412,319 and $3,072,243 of the Group’s cash and cash equivalents and restricted cash was on deposit at financial institutions in the PRC, which the management believes are of high credit quality. In May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents, restricted cash and short-term investments are financially sound based on public available information.

Contracts receivable, accounts receivable and retainage receivables are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Substantially all of the Group’s revenue are derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the years ended December 31, 2019, three customers accounting for 24%, 21% and 16% of the Group’s total revenue from the equipment and engineering segment. One customer accounting for approximately 100% of the Group’s total revenue from the financial services segment. For the years ended December 31, 2018, four customers accounting for 13%, 12%, 11% and 10% of the Group’s total revenue from the equipment and engineering segment. For the year ended December 31, 2017, four major customers accounted for approximately 22%, 21%, 13% and 10%, of the Group’s total revenue from the equipment and engineering segment. For the year ended December 31, 2018 and 2017, no revenue was generated from the financial services segment.

Earnings (loss) per share

Earnings (loss) per share

The Group computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2019, 2018 and 2017, no unexercised Public Offering Warrants were dilutive and included in the computation of diluted EPS.

Statements of cash flows

Statements of cash flows

In accordance with FASB ASC Topic 230, Statement of Cash Flows, cash flows from the Group are calculated based upon the local currencies and translated at the average exchange rates during the reporting period. As a result, amounts related to assets and liabilities reported on the Group’s statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Recent Accounting Pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. The Group is evaluating the impact this ASU will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Group does not expect this guidance will have a material impact on its consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17 (“ASU 2018-17”), Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The updated guidance requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest. The amendments in this update are effective for entities other than private companies for fiscal years beginning after December 15, 2019, and interim periods within fiscal years. These amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on the Group’s consolidated financial position, statements of operations and cash flows.